Condensed Consolidated Interim Statements of Income and Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (29,737)	£ (11,574)	£ (55,318)	£ (22,791)
Administrative expenses	(14,541)	(12,612)	(29,849)	(22,101)
Related party administrative expenses	(62)	(57)	(131)	(151)
Other operating income/(expense)	2,892	1,197	9,534	(4,895)
Operating loss	(41,448)	(23,046)	(75,764)	(49,938)
Finance income	2,226	18,707	1,009	28,773
Finance costs	(4,664)	(337)	(10,847)	(402)
Related party finance (costs)/income	3,025	(143,209)	106,033	252,937
Net finance (costs)/income	587	(124,839)	96,195	281,308
(Loss)/profit before tax	(40,861)	(147,885)	20,431	231,370
Income tax (charge)/credit	(1,264)	3,122	(1,746)	19,592
Net (loss)/profit for the period	(42,125)	(144,763)	18,685	250,962
Other comprehensive income:
Foreign exchange translation (losses)/gains	(1,941)	6,227	4,202	2,151
Total other comprehensive (loss)/income for the period	(1,941)	6,227	4,202	2,151
Total comprehensive (loss)/income for the period	£ (44,066)	£ (138,536)	£ 22,887	£ 253,113
Basic (loss)/earnings per share	£ (0.32)	£ (1.76)	£ 0.16	£ 3.13
Diluted (loss)/earnings per share	£ (0.32)	£ (1.76)	£ 0.15	£ (0.02)